UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

June 30, 2005

1.803298.101

GVP-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 34.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 22.6%
Agency Coupons - 14.5%
7/3/05	2.99% (a)	$ 75,000	$ 74,987
8/22/05	3.18 (a)	150,000	149,916
9/6/05	3.22 (a)	181,000	180,980
9/19/05	3.31 (a)	25,000	24,992
9/21/05	3.31 (a)	250,000	249,786
9/22/05	3.31 (a)	405,000	404,625
			1,085,286
Discount Notes - 8.1%
7/6/05	2.75	47,000	46,982
7/13/05	3.06	67,000	66,932
8/3/05	2.96	48,000	47,872
8/10/05	2.89	69,000	68,782
8/17/05	2.95	125,000	124,525
8/17/05	2.99	44,116	43,946
8/19/05	3.00	90,413	90,049
9/6/05	3.10	114,000	113,353
			602,441
			1,687,727
Federal Home Loan Bank - 11.8%
Agency Coupons - 11.8%
7/1/05	3.03 (a)	293,000	292,996
8/2/05	3.10 (a)	62,000	61,953
8/10/05	3.12 (a)	80,000	79,955
8/26/05	3.17 (a)	226,000	225,980
9/13/05	3.27 (a)	225,000	224,830
			885,714
TOTAL FEDERAL AGENCIES			2,573,441
Repurchase Agreements - 65.6%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 6/30/05 due 7/1/05 At:
3.41% (b)		$ 334,104	334,072
3.44% (b)		4,033,446	4,033,061
With:
Banc of America Securities LLC At:
3.31%, dated 6/28/05 due 7/5/05 (Collateralized by Mortgage Loan Obligations valued at $246,799,144, 4.35% - 7.5%, 1/1/08 - 6/1/35)		243,156	243,000

		Maturity Amount (000s)	Value (000s)
3.32%, dated 6/29/05 due 7/8/05 (Collateralized by Mortgage Loan Obligations valued at $137,179,488, 3.47% - 6%, 12/1/12 - 5/1/35)		$ 135,112	$ 135,000
UBS Warburg LLC At 3.3%, dated 6/7/05 due 9/16/05 (Collateralized by Mortgage Loan Obligations valued at $158,100,423, 4.5% - 11.5%, 2/1/08 - 7/1/35)		156,435	155,000
TOTAL REPURCHASE AGREEMENTS			4,900,133
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,473,574)			7,473,574
NET OTHER ASSETS - 0.0%			(1,294)
NET ASSETS - 100%			$ 7,472,280
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$334,072,000 due 7/1/05 at 3.41%
Banc of America Securities LLC.	$ 91,869,800
Credit Suisse First Boston LLC	167,036,000
Morgan Stanley & Co. Incorporated.	75,166,200
$ 334,072,000
Repurchase Agreement/ Counterparty	Value
$4,033,061,000 due 7/1/05 at 3.44%
Bank of America, National Association	$ 915,924,386
Bear Stearns & Co. Inc.	1,373,886,580
Goldman Sachs & Co.	228,981,097
Greenwich Capital Markets, Inc.	228,981,097
Morgan Stanley & Co. Incorporated.	228,981,097
UBS Securities LLC	686,943,290
Wachovia Capital Markets, LLC	228,981,097
WestLB AG	140,382,357
$ 4,033,061,001
Income Tax Information
At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $7,473,574,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

June 30, 2005

1.803300.101
MMP-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 29.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.4%
Huntington National Bank, Columbus
7/25/05	3.18%	$ 15,000	$ 15,000
10/24/05	3.41	15,000	15,000
11/10/05	3.50	4,000	4,000
PNC Bank NA, Pittsburgh
12/21/05	3.61	40,000	40,000
Washington Mutual Bank, California
7/22/05	2.89	125,000	125,000
			199,000
London Branch, Eurodollar, Foreign Banks - 14.0%
Barclays Bank PLC
7/15/05	3.18	50,000	50,000
8/9/05	3.22	40,000	39,998
Calyon
9/12/05	3.01	80,000	80,000
Credit Industriel et Commercial
7/7/05	2.89	120,000	120,000
8/11/05	3.09	85,000	85,000
9/16/05	3.38	125,000	125,000
Deutsche Bank AG
8/10/05	3.23	100,000	100,000
Dresdner Bank AG
7/7/05	3.11	130,000	130,000
10/24/05	3.51	130,000	130,000
HBOS Treasury Services PLC
7/14/05	2.88	100,000	99,998
Landesbank Hessen-Thuringen
11/14/05	3.46	190,000	190,000
Norddeutsche Landesbank Girozentrale
7/7/05	2.79	100,000	100,000
7/27/05	3.16	100,000	100,000
8/30/05	3.26	70,000	70,000
9/1/05	3.27	120,000	120,000
Royal Bank of Scotland PLC
8/9/05	3.31	200,000	200,000
Societe Generale
9/8/05	3.00	70,000	70,000
9/16/05	3.40	30,000	29,994
9/26/05	3.33	115,000	115,000
12/22/05	3.00	50,000	50,000
			2,004,990
New York Branch, Yankee Dollar, Foreign Banks - 14.2%
Banco Bilbao Vizcaya Argentaria SA
9/16/05	3.31	85,000	84,978
Bank of Tokyo-Mitsubishi Ltd.
9/6/05	3.24	150,000	150,000
BNP Paribas SA
7/1/05	2.80	100,000	100,000
7/1/05	2.83	140,000	140,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Calyon
9/12/05	3.31% (c)	$ 80,000	$ 79,993
Canadian Imperial Bank of Commerce
7/15/05	3.28 (c)	155,000	155,000
Credit Industriel et Commercial
9/14/05	3.03	75,000	75,000
9/28/05	3.16	100,000	100,000
Credit Suisse First Boston New York Branch
8/8/05	3.21	165,000	165,000
Deutsche Bank AG
9/5/05	3.31 (c)	155,000	155,000
Dresdner Bank AG
7/8/05	2.90	125,000	125,000
7/18/05	2.86	35,000	35,000
Mizuho Corporate Bank Ltd.
8/5/05	3.21	55,000	55,000
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (c)	170,000	169,975
Unicredito Italiano Spa
7/14/05	3.07 (c)	80,000	79,999
7/27/05	3.11 (c)	195,000	194,996
8/12/05	3.18 (c)	70,000	69,997
8/12/05	3.20 (c)	105,000	104,986
			2,039,924
TOTAL CERTIFICATES OF DEPOSIT			4,243,914
Commercial Paper - 24.4%

Barclays U.S. Funding Corp.
8/31/05	3.29	125,000	124,310
9/6/05	3.32	250,000	248,468
Beta Finance, Inc.
8/8/05	3.17 (a)	19,000	18,937
Capital One Multi-Asset Execution Trust
7/5/05	3.07	30,000	29,990
9/1/05	3.31	15,000	14,915
9/13/05	3.38	10,000	9,931
CC USA, Inc.
8/8/05	3.17 (a)	11,000	10,964
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/5/05	3.05	100,000	99,966
7/6/05	3.10	55,000	54,976
Clipper Receivables LLC
7/21/05	3.10	20,000	19,966
Countrywide Financial Corp.
7/27/05	3.33	10,000	9,976
7/28/05	3.33	100,000	99,751
Dresdner U.S. Finance, Inc.
8/8/05	3.24	85,000	84,711
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Dresdner U.S. Finance, Inc. - continued
8/8/05	3.25%	$ 5,000	$ 4,983
Emerald (MBNA Credit Card Master Note Trust)
7/12/05	3.14	25,000	24,976
7/20/05	3.17	40,000	39,934
7/26/05	3.16	28,000	27,939
8/10/05	3.28	25,000	24,909
9/6/05	3.35	25,000	24,846
9/27/05	3.47	50,000	49,580
FCAR Owner Trust
7/18/05	2.88	100,000	99,866
9/15/05	3.29	126,000	125,135
10/4/05	3.35	5,000	4,956
Fortis Funding LLC
9/1/05	3.24	50,000	49,725
General Electric Capital Corp.
8/24/05	3.07	50,000	49,774
8/26/05	3.20	100,000	99,507
Giro Funding US Corp.
8/24/05	3.39	15,000	14,924
Grampian Funding LLC
8/18/05	3.17	175,000	174,269
9/19/05	3.30	200,000	198,551
9/20/05	3.30	55,000	54,597
International Lease Financial Corp.
9/8/05	3.33	25,000	24,842
K2 (USA) LLC
8/26/05	3.19 (a)	53,950	53,686
Liberty Street Funding Corp.
7/5/05	3.09	100,000	99,966
Motown Notes Program
7/5/05	3.09	5,000	4,998
7/15/05	3.17	60,000	59,927
7/19/05	3.10	35,000	34,946
7/25/05	3.18	35,000	34,927
8/10/05	3.22	30,000	29,894
8/10/05	3.23	32,000	31,886
8/11/05	3.23	53,100	52,906
8/22/05	3.28	55,000	54,742
8/23/05	3.28	10,000	9,952
8/26/05	3.31	25,000	24,872
9/1/05	3.31	5,000	4,972
9/1/05	3.32	15,000	14,915
9/8/05	3.37	30,000	29,808
9/13/05	3.38	10,000	9,931
Newcastle (Discover Card Master Trust)
8/8/05	3.26	42,000	41,856
8/8/05	3.27	10,000	9,966
8/8/05	3.30	25,380	25,292
8/10/05	3.31	25,000	24,909

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Oracle Corp.
8/8/05	3.21%	$ 55,000	$ 54,815
Paradigm Funding LLC
7/25/05	3.31	14,000	13,969
8/10/05	3.29	20,000	19,927
8/22/05	3.22	91,780	91,357
9/19/05	3.40	132,000	131,011
Park Granada LLC
7/5/05	3.10	70,000	69,976
7/19/05	3.16	30,000	29,953
7/20/05	3.19	25,000	24,958
7/22/05	3.18	15,000	14,972
8/1/05	3.20	25,000	24,932
8/9/05	3.20	25,000	24,914
Preferred Receivables Funding Corp.
8/8/05	3.16	131,830	131,394
Sigma Finance, Inc.
9/6/05	3.33 (a)	97,000	96,404
Strand Capital LLC
9/19/05	3.46	9,000	8,931
9/21/05	3.46	34,000	33,734
Stratford Receivables Co. LLC
8/4/05	3.33	25,000	24,922
Thames Asset Global Securities No. 1, Inc.
8/18/05	3.22	96,086	95,677
Toyota Motor Credit Corp.
9/7/05	3.18	21,000	20,876
TOTAL COMMERCIAL PAPER			3,487,247
Master Notes - 3.4%

Bear Stearns Companies, Inc.
9/12/05	3.34 (e)	54,000	54,000
Goldman Sachs Group, Inc.
7/11/05	3.26 (c)(e)	206,000	206,000
8/26/05	3.35 (c)(e)	221,000	221,000
TOTAL MASTER NOTES			481,000
Medium-Term Notes - 19.9%

Allstate Life Global Funding II
7/8/05	3.19 (a)(c)	25,000	25,000
7/15/05	3.21 (a)(c)	20,000	20,000
7/15/05	3.25 (a)(c)	25,000	25,000
7/27/05	3.30 (a)(c)	11,000	11,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Australia & New Zealand Banking Group Ltd.
7/25/05	3.28% (a)(c)	$ 44,000	$ 44,000
Bank One NA, Chicago
8/3/05	3.41 (c)	35,000	35,007
Bayerische Landesbank Girozentrale
8/19/05	3.24 (c)	155,000	155,000
BellSouth Telecommunications
9/6/05	3.41 (c)	35,000	35,000
BMW U.S. Capital LLC
7/15/05	3.19 (c)	19,000	19,000
Descartes Funding Trust
7/15/05	3.22 (c)	30,000	30,000
First Tennessee Bank NA, Memphis
9/22/05	3.38 (c)	10,000	9,999
GE Capital Assurance Co.
7/1/05	3.19 (c)(e)	40,000	40,000
General Electric Capital Corp.
7/7/05	3.15 (c)	200,000	200,000
HBOS Treasury Services PLC
8/22/05	3.33 (a)(c)	18,000	18,007
9/26/05	3.51 (c)	150,000	150,000
Household Finance Corp.
7/5/05	3.11 (c)	26,000	26,000
8/18/05	3.37 (c)	70,000	70,012
HSBC Finance Corp.
7/25/05	3.29 (c)	51,000	51,000
HSH Nordbank AG
7/23/05	3.30 (a)(c)	54,000	54,000
ING USA Annuity & Life Insurance Co.
7/24/05	3.54 (c)(e)	30,000	30,000
MBIA Global Funding LLC
7/18/05	3.23 (a)(c)	23,000	23,000
Metropolitan Life Insurance Co.
7/6/05	3.14 (a)(c)	40,994	40,994
Morgan Stanley
7/1/05	3.33 (c)	25,000	25,000
7/5/05	3.18 (c)	40,000	40,000
7/5/05	3.13 (c)	150,000	150,000
7/15/05	3.22 (c)	57,000	57,000
7/27/05	3.35 (c)	107,000	107,004
National Australia Bank Ltd.
7/8/05	3.12 (c)	200,000	200,002
Pacific Life Global Funding
7/5/05	3.17 (a)(c)	25,000	25,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
7/13/05	3.20% (c)	$ 10,000	$ 10,000
RACERS
7/22/05	3.28 (a)(c)	170,000	170,000
Royal Bank of Canada
7/11/05	3.20 (c)	20,000	20,000
Royal Bank of Scotland PLC
7/21/05	3.24 (a)(c)	100,000	100,000
SBC Communications, Inc.
6/5/06	3.96 (a)	34,640	34,755
Verizon Global Funding Corp.
9/15/05	3.52 (c)	235,000	235,001
Wachovia Asset Securitization Issuance LLC
7/25/05	3.29 (a)(c)	20,000	20,000
Washington Mutual Bank, California
7/27/05	3.16 (c)	100,000	100,000
8/4/05	3.19 (c)	94,000	94,000
9/26/05	3.45 (c)	100,000	99,995
WestLB AG
7/11/05	3.20 (a)(c)	58,000	58,000
9/30/05	3.49 (a)(c)	59,000	59,000
Westpac Banking Corp.
9/9/05	3.30 (c)	70,000	69,996
9/12/05	3.40 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			2,826,772
Short-Term Notes - 4.2%

Hartford Life Insurance Co.
9/1/05	3.48 (c)(e)	65,000	65,000
Jackson National Life Insurance Co.
7/1/05	3.24 (c)(e)	47,000	47,000
Metropolitan Life Insurance Co.
7/1/05	3.29 (c)(e)	65,000	65,000
7/28/05	3.39 (a)(c)	25,000	25,000
Monumental Life Insurance Co.
7/1/05	3.25 (c)(e)	36,000	36,000
7/1/05	3.28 (c)(e)	55,000	55,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Life Insurance Co.
7/1/05	3.23% (c)(e)	$ 215,000	$ 215,000
Transamerica Occidental Life Insurance Co.
8/1/05	3.38 (c)(e)	95,000	95,000
Travelers Insurance Co.
7/1/05	3.60 (c)(e)	30,000	30,000
TOTAL SHORT-TERM NOTES			633,000
Municipal Securities - 0.2%

California Statewide Cmntys. Dev. Auth. Rev. TRAN Series C4, 3.93% 6/30/06 (b)		28,000	28,000
Repurchase Agreements - 19.5%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 6/30/05 due 7/1/05 At:
3.41%		$ 67,528	67,522
3.44%		941	941
With:
Banc of America Securities LLC At 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $559,168,457, 0.08% - 10.5%, 5/10/07 - 6/10/48)		533,052	533,000
Barclays Capital, Inc. At:
3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $38,761,184, 5.75% - 6.75%, 1/2/13 - 3/15/32)		38,004	38,000
3.55%, dated 6/30/05 due 7/1/05 (Collateralized by Equity Securities valued at $210,000,038)		200,020	200,000
Citigroup Global Markets, Inc. At:
3.5%, dated 6/30/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $250,913,124, 4.25% - 8%, 9/15/06 - 6/25/35)		248,024	248,000
3.54%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $207,979,139, 3.58% - 10.88%, 3/1/13 - 8/12/37)		200,020	200,000
Credit Suisse First Boston, Inc. At 3.52%, dated 6/30/05 due 7/1/05 (Collateralized by Commercial Paper Obligations valued at $306,004,049, 5.5%, 7/20/05 - 10/24/05)		300,029	300,000

		Maturity Amount (000s)	Value (000s)
Deutsche Bank Securities, Inc. At 3.57%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $419,265,279, 5% - 7%, 10/25/34 - 6/25/35)		$ 400,040	$ 400,000
Goldman Sachs & Co. At:
3.54%, dated:
5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $181,099,303, 3.47% - 6%, 12/15/10 - 11/28/35) (c)(d)		175,654	175,000
6/30/05 due 7/1/05 (Collateralized by Equity Securities valued at $39,900,024)		38,004	38,000
3.56%, dated 5/24/05 due 7/1/05 (Collateralized by Equity Securities valued at $63,000,007) (c)(d)		60,225	60,000
Lehman Brothers, Inc. At 3.52%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $556,503,993, 0.17% - 8.5%, 11/11/15 - 5/10/43)		530,052	530,000
TOTAL REPURCHASE AGREEMENTS			2,790,463
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $14,490,396)			14,490,396
NET OTHER ASSETS - (1.2)%			(172,313)
NET ASSETS - 100%			$ 14,318,083
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $932,747,000 or 6.5% of net assets.

(b) Security or portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,159,000,000 or 8.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 54,000
GE Capital Assurance Co. 3.19%, 7/1/05	4/1/05	$ 40,000
Goldman Sachs Group, Inc.: 3.26%, 7/11/05	1/13/05	$ 206,000
3.35%, 8/26/05	8/26/04	$ 221,000
Hartford Life Insurance Co. 3.48%, 9/1/05	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 3.54%, 7/24/05	6/23/05	$ 30,000
Jackson National Life Insurance Co. 3.24%, 7/1/05	3/31/03	$ 47,000
Metropolitan Life Insurance Co. 3.29%, 7/1/05	3/26/02	$ 65,000
Monumental Life Insurance Co.: 3.25%, 7/1/05	7/31/98 - 9/17/98	$ 36,000
3.28%, 7/1/05	3/12/99	$ 55,000
New York Life Insurance Co. 3.23%, 7/1/05	2/28/02 - 12/19/02	$ 215,000
Transamerica Occidental Life Insurance Co. 3.38%, 8/1/05	4/28/00	$ 95,000
Travelers Insurance Co. 3.60%, 7/1/05	4/1/05	$ 30,000
Income Tax Information
At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $14,490,396,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2005

1.803301.101

DOM-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Morgan Stanley
9/27/05	3.75% (c)	$ 18,000	$ 18,041
Certificates of Deposit - 19.9%

Domestic Certificates Of Deposit - 2.6%
Washington Mutual Bank, California
7/22/05	2.89	125,000	125,000
8/9/05	3.20	100,000	100,000
			225,000
New York Branch, Yankee Dollar, Foreign Banks - 17.3%
Banco Bilbao Vizcaya Argentaria SA
9/16/05	3.31	100,000	99,974
BNP Paribas SA
7/1/05	2.80	190,000	190,000
7/1/05	2.83	60,000	60,000
Calyon
7/13/05	3.14 (c)	50,000	49,999
Credit Agricole Indosuez
8/24/05	3.21 (c)	85,000	84,994
Credit Industriel et Commercial
9/14/05	3.02	100,000	100,000
9/28/05	3.16	100,000	100,000
Credit Suisse First Boston New York Branch
8/8/05	3.21	100,000	100,000
Deutsche Bank AG
9/5/05	3.31 (c)	65,000	65,000
Dresdner Bank AG
7/8/05	2.90	125,000	125,000
7/18/05	2.86	20,000	20,000
Eurohypo AG
7/15/05	3.20	15,000	15,000
Mizuho Corporate Bank Ltd.
8/5/05	3.21	40,000	40,000
Royal Bank of Canada
9/15/05	3.33 (c)	50,000	49,996
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (c)	115,000	114,983
UBS AG
7/5/05	3.03 (c)	76,000	76,000
Unicredito Italiano Spa
7/14/05	3.07 (c)	50,000	49,999
7/27/05	3.11 (c)	80,000	79,998
8/12/05	3.18 (c)	30,000	29,999
8/12/05	3.20 (c)	75,000	74,990
			1,525,932
TOTAL CERTIFICATES OF DEPOSIT			1,750,932
Commercial Paper - 37.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Alliance & Leicester PLC
8/17/05	3.36%	$ 40,000	$ 39,826
American General Finance Corp.
7/25/05	3.17	15,000	14,969
Bank of America Corp.
8/5/05	3.13	100,000	99,700
Barclays U.S. Funding Corp.
8/31/05	3.29	60,000	59,669
9/6/05	3.32	150,000	149,082
Capital One Multi-Asset Execution Trust
7/20/05	3.27	65,000	64,888
8/3/05	3.23	25,000	24,926
8/23/05	3.39	35,000	34,826
9/13/05	3.38	5,000	4,966
Charta LLC
8/2/05	3.26	65,000	64,812
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/6/05	3.10	25,000	24,989
7/21/05	3.16	15,000	14,974
Dorada Finance, Inc.
8/8/05	3.17 (a)	15,000	14,950
Dresdner U.S. Finance, Inc.
8/8/05	3.24	50,000	49,830
8/8/05	3.25	5,000	4,983
Emerald (MBNA Credit Card Master Note Trust)
7/12/05	3.14	20,000	19,981
7/20/05	3.17	25,156	25,114
7/26/05	3.16	20,000	19,956
8/3/05	3.23	39,000	38,885
8/10/05	3.28	15,000	14,946
8/11/05	3.32	25,000	24,906
9/6/05	3.35	105,000	104,351
9/27/05	3.47	34,067	33,781
FCAR Owner Trust
7/15/05	2.87	125,000	124,862
7/18/05	2.88	209,500	209,218
9/15/05	3.29	49,000	48,665
9/16/05	3.41	140,000	138,988
9/16/05	3.39	35,000	34,748
10/4/05	3.35	4,000	3,965
Fortis Funding LLC
9/1/05	3.24	50,000	49,725
General Electric Capital Corp.
9/7/05	3.17	75,000	74,558
General Electric Capital Services, Inc.
9/8/05	3.33	70,000	69,557
Giro Funding US Corp.
8/24/05	3.39	10,000	9,949
9/15/05	3.39	107,184	106,424
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Grampian Funding LLC
9/19/05	3.30%	$ 100,000	$ 99,276
ING America Insurance Holdings, Inc.
9/22/05	3.43	50,000	49,607
International Lease Financial Corp.
8/23/05	3.26	10,000	9,952
8/24/05	3.26	50,000	49,758
K2 (USA) LLC
8/8/05	3.17 (a)	9,200	9,170
Motown Notes Program
7/5/05	3.09	5,000	4,998
7/13/05	3.09	32,000	31,967
7/18/05	3.17	20,000	19,970
7/25/05	3.18	25,000	24,948
8/1/05	3.28	5,000	4,986
8/10/05	3.22	20,000	19,929
8/11/05	3.23	26,000	25,905
8/23/05	3.28	5,000	4,976
9/1/05	3.31	10,000	9,944
9/1/05	3.32	10,000	9,943
9/8/05	3.37	20,000	19,872
9/13/05	3.38	5,000	4,966
Network Rail CP Finance PLC
9/1/05	3.39	130,000	129,247
Newcastle (Discover Card Master Trust)
8/2/05	3.29	45,000	44,869
8/8/05	3.26	43,000	42,853
8/8/05	3.27	5,000	4,983
8/8/05	3.30	15,000	14,948
8/10/05	3.31	20,000	19,927
Paradigm Funding LLC
7/22/05	3.27	136,038	135,779
7/25/05	3.31	10,000	9,978
8/10/05	3.29	15,000	14,946
9/19/05	3.40	145,000	143,914
Park Granada LLC
7/5/05	3.10	50,000	49,983
8/1/05	3.20	25,162	25,093
8/9/05	3.20	25,000	24,914
Preferred Receivables Funding Corp.
8/8/05	3.16	100,000	99,670
SBC Communications, Inc.
7/12/05	3.22	20,000	19,980
Strand Capital LLC
9/19/05	3.46	6,000	5,954
9/21/05	3.46	23,000	22,820
Stratford Receivables Co. LLC
8/4/05	3.33	15,000	14,953
Thames Asset Global Securities No. 1, Inc.
8/18/05	3.22	112,863	112,383

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Toyota Motor Credit Corp.
9/7/05	3.18%	$ 18,000	$ 17,894
Westpac Capital Corp.
8/9/05	3.07	115,500	115,121
TOTAL COMMERCIAL PAPER			3,290,345
Federal Agencies - 0.2%

Overseas Private Investment Corp. U.S. Government guaranteed participation certificates - 0.2%
Agency Coupons - 0.2%
7/7/05	3.33 (c)	19,313	19,313
Master Notes - 2.9%

Bear Stearns Companies, Inc.
9/12/05	3.34 (e)	44,000	44,000
Goldman Sachs Group, Inc.
7/11/05	3.26 (c)(e)	16,000	16,000
7/14/05	3.27 (c)(e)	60,000	60,000
8/26/05	3.35 (c)(e)	71,000	71,000
1/9/06	3.69 (e)	59,000	59,000
TOTAL MASTER NOTES			250,000
Medium-Term Notes - 23.1%

Allstate Life Global Funding II
7/8/05	3.19 (a)(c)	10,000	10,000
7/15/05	3.21 (a)(c)	5,000	5,000
7/15/05	3.25 (a)(c)	10,000	10,000
7/27/05	3.30 (a)(c)	6,000	6,000
American Express Credit Corp.
7/5/05	3.23 (c)	95,000	95,017
ASIF Global Financing XXX
7/25/05	3.29 (a)(c)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
7/25/05	3.28 (a)(c)	26,000	26,000
Bayerische Landesbank Girozentrale
8/19/05	3.24 (c)	60,000	60,000
BMW U.S. Capital LLC
7/15/05	3.19 (c)	16,000	16,000
Descartes Funding Trust
7/15/05	3.22 (c)	15,000	15,000
First Tennessee Bank NA, Memphis
8/5/05	3.19 (c)	40,000	40,000
9/22/05	3.38 (c)	15,000	14,999
GE Capital Assurance Co.
7/1/05	3.23 (c)(e)	15,000	15,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
General Electric Capital Corp.
7/7/05	3.15% (c)	$ 127,000	$ 127,000
7/11/05	3.28 (c)	79,500	79,520
7/18/05	3.34 (c)	148,000	148,086
Hartford Life Global Funding Trust
7/15/05	3.21 (c)	35,000	35,000
Household Finance Corp.
7/5/05	3.11 (c)	10,000	10,000
8/18/05	3.37 (c)	30,000	30,005
HSBC Finance Corp.
7/25/05	3.29 (c)	37,000	37,000
HSH Nordbank AG
7/23/05	3.30 (a)(c)	36,000	36,000
ING USA Annuity & Life Insurance Co.
7/24/05	3.54 (c)(e)	18,000	18,000
MBIA Global Funding LLC
7/18/05	3.23 (a)(c)	15,000	15,000
Metropolitan Life Insurance Co.
7/6/05	3.14 (a)(c)	29,087	29,087
Morgan Stanley
7/1/05	3.33 (c)	7,000	7,000
7/5/05	3.13 (c)	187,000	187,000
7/5/05	3.18 (c)	15,000	15,000
7/15/05	3.22 (c)	11,000	11,000
7/27/05	3.35 (c)	55,000	55,008
Pacific Life Global Funding
7/5/05	3.17 (a)(c)	22,500	22,500
7/13/05	3.20 (c)	5,000	5,000
RACERS
7/22/05	3.28 (a)(c)	65,000	65,000
Royal Bank of Scotland PLC
7/21/05	3.24 (a)(c)	85,000	85,000
SBC Communications, Inc.
6/5/06	4.02 (a)	21,830	21,903
SLM Corp.
7/1/05	3.16 (a)(c)	30,000	30,000
9/15/05	3.59 (c)	22,000	22,008
Verizon Global Funding Corp.
9/15/05	3.52 (c)	70,000	70,000
Wachovia Asset Securitization Issuance LLC
7/25/05	3.29 (a)(c)	15,000	15,000
Washington Mutual Bank, California
7/27/05	3.16 (c)	80,000	80,000
8/4/05	3.19 (c)	20,000	20,000
9/26/05	3.45 (c)	65,000	64,997
Wells Fargo & Co.
7/5/05	3.18 (c)	30,000	30,000
7/15/05	3.19 (c)	90,000	90,001

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
WestLB AG
7/11/05	3.20% (a)(c)	$ 41,000	$ 41,000
9/30/05	3.49 (a)(c)	51,000	51,000
Westpac Banking Corp.
9/12/05	3.40 (c)	15,000	15,000
White Pine Finance LLC
7/29/05	3.15 (a)(c)	40,000	39,997
9/12/05	3.32 (a)(c)	62,000	61,991
TOTAL MEDIUM-TERM NOTES			2,033,119
Short-Term Notes - 2.6%

Hartford Life Insurance Co.
9/1/05	3.48 (c)(e)	25,000	25,000
Jackson National Life Insurance Co.
7/1/05	3.24 (c)(e)	10,000	10,000
Metropolitan Life Insurance Co.
7/1/05	3.29 (c)(e)	30,000	30,000
7/28/05	3.39 (a)(c)	10,000	10,000
Monumental Life Insurance Co.
7/1/05	3.25 (c)(e)	10,000	10,000
7/1/05	3.28 (c)(e)	10,000	10,000
New York Life Insurance Co.
7/1/05	3.23 (c)(e)	95,000	95,000
Transamerica Occidental Life Insurance Co.
8/1/05	3.38 (c)(e)	35,000	35,000
TOTAL SHORT-TERM NOTES			225,000
Municipal Securities - 0.8%

California Statewide Cmntys. Dev. Auth. Rev. TRAN Series C2
6/30/06	3.93 (b)	17,600	17,600
LoanStar Assets Partners LP Student Ln. Rev. Series A, 3.32%, LOC State Street Bank & Trust Co., Boston, VRDN
7/7/05	3.32 (c)	50,000	50,000
TOTAL MUNICIPAL SECURITIES			67,600
Repurchase Agreements - 14.3%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 6/30/05 due 7/1/05 at:
3.41%		$ 14,230	14,229
3.44%		603	603
Repurchase Agreements - continued
		Maturity Amount (000s)	Value (000s)
With:
Banc of America Securities LLC at 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $290,321,416, 0.92% - 7%, 1/14/16 - 9/19/44)		$ 277,027	$ 277,000
Barclays Capital, Inc. at 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $256,315,397, 4.75% - 7.25%, 10/1/07 - 6/15/33)		254,025	254,000
Citigroup Global Markets, Inc. at 3.54%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $171,792,624, 5.19% - 5.43%, 5/15/09 - 5/25/35)		164,016	164,000
Goldman Sachs & Co. at:
3.54%, dated:
5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $149,940,000, 0%, 8/25/35) (c)(d)		147,549	147,000
6/30/05 due 7/1/05 (Collateralized by Equity Securities valued at $60,900,008)		58,006	58,000
3.56%, dated 5/24/05 due 7/1/05 (Collateralized by Equity Securities valued at $47,250,004) (c)(d)		45,169	45,000
Lehman Brothers, Inc. at 3.56%, dated 6/30/05 due 7/1/05 (Collateralized by Equity Securities valued at $315,035,857)		300,030	300,000
TOTAL REPURCHASE AGREEMENTS			1,259,832
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $8,914,182)			8,914,182
NET OTHER ASSETS - (1.4)%			(119,474)
NET ASSETS - 100%			$ 8,794,708
Security Type Abbreviations
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $654,598,000 or 7.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $498,000,000 or 5.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 44,000
GE Capital Assurance Co. 3.23%, 7/1/05	7/30/04	$ 15,000
Goldman Sachs Group, Inc.: 3.26%, 7/11/05	1/13/05	$ 16,000
3.27%, 7/14/05	2/14/05	$ 60,000
3.35%, 8/26/05	8/26/04	$ 71,000
3.69%, 1/9/06	4/12/05	$ 59,000
Hartford Life Insurance Co. 3.48%, 9/1/05	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 3.54%, 7/24/05	6/23/05	$ 18,000
Jackson National Life Insurance Co. 3.24%, 7/1/05	3/31/03	$ 10,000
Metropolitan Life Insurance Co. 3.29%, 7/1/05	3/26/02	$ 30,000
Monumental Life Insurance Co.: 3.25%, 7/1/05	9/17/98	$ 10,000
3.28%, 7/1/05	3/12/99	$ 10,000
New York Life Insurance Co. 3.23%, 7/1/05	2/28/02 - 12/19/02	$ 95,000
Transamerica Occidental Life Insurance Co. 3.38%, 8/1/05	4/28/00	$ 35,000
Income Tax Information
At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $8,914,182,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2005

1.803304.101

TEP-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Jefferson County Ltd. Oblig. School Warrants Participating VRDN Series PT 2477, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 10,000	$ 10,000
Jefferson County Swr. Rev. Participating VRDN Series MS 00 397, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	8,545	8,545
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 2.64%, VRDN (a)	12,000	12,000
Montgomery ALAHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 2.32%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	5,935	5,935
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.33%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,085	3,085
		39,565
Alaska - 0.8%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 2.38% (Liquidity Facility Bank of America NA) (a)(c)	1,160	1,160
Series DB 131, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(c)	4,960	4,960
Series DB 162, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(c)	12,080	12,080
Series Merlots 99 D, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,300	3,300
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series B, 2.3%, VRDN (a)	18,480	18,480
		39,980
Arizona - 2.0%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN:
Series IXIS 05 5, 2.31% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)	15,230	15,230
Series Putters 940, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,900	2,900
Arizona School Facilities Board State School Impt. Rev. Participating VRDN:
Series Putters 483, 2.32% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	3,780	3,780
Series Putters 484, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,010	12,010

	Principal Amount (000s)	Value (000s)
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Puters 690, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	$ 3,550	$ 3,550
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,140	4,140
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	95	95
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 2.35%, LOC Gen. Elec. Cap. Corp., VRDN (a)	18,000	18,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,660	1,660
Series SG 03 160, 2.31% (Liquidity Facility Societe Generale) (a)(c)	18,600	18,600
Series 1997 A, 2.85% 10/6/05, CP	10,000	10,000
Series 2004 C, 2.7% 8/5/05, CP	2,000	2,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 2.32% (FGIC Insured), VRDN (a)	10,005	10,005
		101,970
Arkansas - 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 2.33% (MBIA Insured), VRDN (a)	1,950	1,950
California - 1.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series Putters 309, 2.31% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,095	13,095
Series Putters 310, 2.31% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series Putters 322, 2.31% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	17,690	17,690
California Econ. Recovery Participating VRDN Series ROC II R6013, 2.31% (Liquidity Facility Citibank NA) (a)(c)	10,825	10,825
California Gen. Oblig. Participating VRDN Series Merlots 03 A29, 2.31% (Liquidity Facility Wachovia Bank NA) (a)(c)	12,265	12,265
Los Angeles Unified School District Participating VRDN:
Series PT 1398, 2.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,990	5,990
Series ROC II R25, 2.31% (Liquidity Facility Citibank NA) (a)(c)	6,665	6,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 03 33, 2.31% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 11,870	$ 11,870
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,290	4,290
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series Putters 372, 2.31% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,085	11,085
		98,770
Colorado - 2.4%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Bonds Series E 470, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626)	19,300	4,012
Arapahoe County Cherry Creek School District #5 Participating VRDN Series Merlots 04 A4, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	7,020	7,020
Arapahoe Park & Recreation District Participating VRDN Series PT 1677, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,600	1,600
Centerra Metropolitan District No. 1 Rev. 2.31%, LOC BNP Paribas SA, VRDN (a)	12,000	12,000
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 2.4%, LOC JPMorgan Chase Bank, VRDN (a)	18,900	18,900
Colorado Hsg. & Fin. Auth. Bonds Series 2004 B4 Class I, 1.99% 11/1/05	10,400	10,400
Colorado Springs Utils. Rev. Participating VRDN:
Series SGA 88, 2.28% (Liquidity Facility Societe Generale) (a)(c)	12,100	12,100
Series SGB 28, 2.32% (Liquidity Facility Societe Generale) (a)(c)	12,000	12,000
Colorado Wtr. Resources & Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 2.31% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	14,245	14,245
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,900	2,900
Series MS 00 425, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	8,433	8,433
Jefferson County School District #R1 Participating VRDN Series PT 2716, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000	5,000

	Principal Amount (000s)	Value (000s)
Mesa County Valley School District #051, Grand Junction Participating VRDN Series PT 2456, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 7,685	$ 7,685
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 2.32% (Liquidity Facility Morgan Stanley) (a)(c)	6,915	6,915
Southern Ute Indian Tribe of Southern Ute Indian Reservation 2.37%, VRDN (a)	3,500	3,500
		126,710
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series MS 1053, 2.3% (Liquidity Facility Morgan Stanley) (a)(c)	15,500	15,500
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 2.44%, VRDN (a)	5,000	5,000
District Of Columbia - 1.0%
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 750, 2.31% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	14,635	14,635
Series PT 852, 2.31% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	10,455	10,455
Series ROC II 99 10, 2.32% (Liquidity Facility Citibank NA) (a)(c)	3,965	3,965
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Participating VRDN Series PT 2780, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000	5,000
District of Columbia Rev.:
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 2.8% tender 9/15/05, LOC JPMorgan Chase Bank, CP mode	6,500	6,500
(DC Preparatory Academy Proj.) 2.59%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500	5,500
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,320	5,320
		51,375
Florida - 11.4%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series Tops 04 48, 2.31% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	7,500	7,500
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock Univ. Proj.) Series A, 2.3%, LOC BNP Paribas SA, VRDN (a)	12,100	12,100
Broward County School Board Ctfs. of Prtn. 2.3% (FSA Insured), VRDN (a)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 2.43%, VRDN (a)	$ 6,235	$ 6,235
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 2.31%, VRDN (a)	22,445	22,445
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 2.31% (Liquidity Facility Societe Generale) (a)(c)	10,000	10,000
Davie Rev. (United Jewish Cmnty. Proj.) 2.3%, LOC Bank of America NA, VRDN (a)	5,150	5,150
Deltona Util. Sys. Rev. Participating VRDN Series PT 2026, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,235	5,235
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 2.26% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,300	6,300
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	23,360	23,360
Series EGL 01 905, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	5,630	5,630
Series EGL 7050031, 2.32% (Liquidity Facility Citibank NA) (a)(c)	4,600	4,600
Series MS 1017, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	7,200	7,200
Series MSTC 01 161, 2.26% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,395	6,395
Series ROC II R344, 2.32% (Liquidity Facility Citibank NA) (a)(c)	13,990	13,990
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 904, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000	5,000
Series EGL 01 904, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	23,375	23,375
Series MS 01 570, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	13,520	13,520
Series MSTC 01 115, 2.26% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	35,955	35,955
Series MSTC 01 160, 2.26% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	13,315	13,315
Series PT 1687, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	16,860	16,860

	Principal Amount (000s)	Value (000s)
Series PT 2030, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 14,000	$ 14,000
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series ROC II R6037, 2.32% (Liquidity Facility Citibank NA) (a)(c)	2,990	2,990
Series SGA 00 102, 2.26% (Liquidity Facility Societe Generale) (a)(c)	42,500	42,500
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series Clipper 05 20, 2.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	5,000	5,000
Series PT 1897, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,250	9,250
Florida Gen. Oblig. Participating VRDN Series ROC II R1001 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,550	7,550
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 2.33%, LOC Cr. Suisse, VRDN (a)	3,600	3,600
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series B, 2.32%, LOC Suntrust Bank, VRDN (a)	10,000	10,000
Hillsborough County School Board Ctfs. of Prtn. Participating VRDN Series PT 1694, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,245	14,245
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 2.43%, VRDN (a)	16,025	16,025
JEA Elec. Sys. Rev. Participating VRDN Series PA 1068, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,620	5,620
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 408, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,685	2,685
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 901, 2.45% (Liquidity Facility Citibank NA, New York) (a)(c)	1,330	1,330
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 D, 2.28%, VRDN (a)	5,500	5,500
Series 1992 B, 2.28%, VRDN (a)	13,000	13,000
Lee County Trans. Facilities Participating VRDN Series Putters 979T, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,180	13,180
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.28%, VRDN (a)	11,150	11,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series SG 176, 2.31% (Liquidity Facility Societe Generale) (a)(c)	$ 19,000	$ 19,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 721, 2.31% (Liquidity Facility BNP Paribas SA) (a)(c)	9,300	9,300
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 2.33% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,160	3,160
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,400	6,400
Orange County Sales Tax Rev. Participating VRDN Series Putters 717, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,970	1,970
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series Putters 645, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,315	5,315
Series ROC II R 2182, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,445	3,445
Orange County Tourist Dev. Tax Rev. Participating VRDN Series MS 817, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	7,315	7,315
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series PT 2285, 2.31% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	9,460	9,460
Palm Beach County Rev. (Morse Oblig. Group Proj.) 2.32%, LOC Key Bank NA, VRDN (a)	10,000	10,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 2.35%, LOC Bank of America NA, VRDN (a)	1,955	1,955
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 2.3%, LOC Bank of America NA, VRDN (a)	16,785	16,785
Sunshine State Govt. Fing. Commission Rev. Series F, 2.5% 8/5/05 (AMBAC Insured), CP	17,188	17,188
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series BA 01 N, 2.36% (Liquidity Facility Bank of America NA) (a)(c)	5,200	5,200
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 2.26% (Liquidity Facility Societe Generale) (a)(c)	19,400	19,400

	Principal Amount (000s)	Value (000s)
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2795, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 6,000	$ 6,000
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series PT 2395, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,265	15,265
		592,948
Georgia - 2.4%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) 2.28%, LOC Bank of America NA, VRDN (a)	220	220
Atlanta Arpt. Rev. Participating VRDN Series EGL 00 1003, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000	10,000
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 720050009, 2.32% (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Series ROC II R 324, 2.32% (Liquidity Facility Citibank NA) (a)(c)	10,495	10,495
Carrollton Payroll Dev. Auth. Rev. Participating VRDN Series PT 2468, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,295	5,295
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series MS 983, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	7,239	7,239
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 2.3%, LOC Bank of America NA, VRDN (a)	26,000	26,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) 2.3%, LOC Freddie Mac, VRDN (a)	5,040	5,040
Fulton County Dev. Auth. Participating VRDN Series MS 960, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series MS 1120, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	17,320	17,320
Georgia Gen. Oblig. Participating VRDN:
Series EGL 01 1001, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	10,580	10,580
Series EGL 04 1004, 2.32% (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series Macon 04 E, 2.36% (Liquidity Facility Bank of America NA) (a)(c)	6,810	6,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R4011, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 3,220	$ 3,220
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender 5/5/06 (a)	9,200	9,200
		127,419
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R153, 2.32% (Liquidity Facility Citibank NA) (a)(c)	3,300	3,300
Hawaii Hwy. Rev. Participating VRDN Series EGL 7051003, 2.32% (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
Honolulu City & County Gen. Oblig. Participating VRDN Series ROC II R5025, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,650	2,650
		15,850
Illinois - 6.8%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 2.38% (Liquidity Facility Bank of America NA) (a)(c)	9,000	9,000
Series MSDW 01 467, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	3,000	3,000
Series PT 2446, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,535	5,535
Series TOC 05 Z8, 2.38% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	7,700	7,700
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,200	2,200
Series MS 00 426, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	7,695	7,695
Series PA 643R, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,895	5,895
Series PT 2356, 2.31% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	9,565	9,565
Series Putters 737, 2.58% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,125	8,125
Chicago Park District TAN Series A, 4% 5/1/06	25,000	25,230

	Principal Amount (000s)	Value (000s)
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 1835, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,980	$ 5,980
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000	3,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,200	5,200
Series Merlots C39, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,840	2,840
Cook County Forest Preservation District Participating VRDN Series Putters 566, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,315	6,315
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	6,700	6,700
Series PT 2637, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,130	5,130
Hoffman Estates Tax Increment Rev. (Sears, Roebuck & Co. Proj.) 2.35%, LOC Northern Trust Co., Chicago, VRDN (a)	15,400	15,400
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series Merlots 97 U, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,250	4,250
Series MS 1077, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	4,995	4,995
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II R6015, 2.32% (Liquidity Facility Citibank NA) (a)(c)	4,985	4,985
(Central DuPage Hosp. Proj.) Series B, 2.27%, VRDN (a)	20,000	20,000
(Rest Haven Christian Services Proj.) Series B, 2.32%, LOC KBC Bank NV, VRDN (a)	10,000	10,000
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	2,300	2,300
Series Merlots 02 A49, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,875	5,875
Series MS 98 143, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	24,965	24,965
Series PT 1975, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,995	3,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Participating VRDN:
Series Putters 133, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	$ 4,945	$ 4,945
Series 2003 B, 2.4% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	30,000	30,000
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.):
Series 1996, 2.9% tender 9/15/05, CP mode	15,000	15,000
2.7% tender 8/4/05, CP mode	8,800	8,800
(Memorial Health Sys. Proj.) 2.35%, LOC JPMorgan Chase Bank, VRDN (a)	4,500	4,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	8,600	8,600
Series EGL 7050028 Class A, 2.32% (Liquidity Facility Citibank NA) (a)(c)	2,895	2,895
Series Merlots 02 A24, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,965	4,965
Series PT 2761, 2.31% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	19,000	19,000
Lake County Cmnty. High School District Participating VRDN Series Stars 92, 2.31% (Liquidity Facility BNP Paribas SA) (a)(c)	14,510	14,510
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series MS 962, 2.36% (Liquidity Facility Morgan Stanley) (a)(c)	3,010	3,010
Series PZ 44, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,610	6,610
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,600	2,600
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 2.32% (Liquidity Facility Citibank NA) (a)(c)	3,085	3,085

	Principal Amount (000s)	Value (000s)
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 6,855	$ 6,855
Series SG 65, 2.31% (Liquidity Facility Societe Generale) (a)(c)	3,000	3,000
		354,250
Indiana - 2.7%
Boone County Hosp. Assn Lease Rev. Participating VRDN Series DB 149, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(c)	8,985	8,985
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(c)	6,070	6,070
Indiana Edl. Facilities Auth. Rev.:
(DePauw Univ. Proj.) 2.3%, LOC Northern Trust Co., Chicago, VRDN (a)	22,950	22,950
(Earlham College Proj.) Series E, 2.31%, LOC U.S. Bank NA, Minnesota, VRDN (a)	8,025	8,025
Indiana Health Facility Fing. Auth. Rev. Participating VRDN Series Putters 771, 2.32% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	12,535	12,535
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PT 1412, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,430	12,430
Indiana Toll Road Commission Toll Road Rev. Participating VRDN:
Series Merlots 01 A104, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,310	3,310
Series Stars 103, 2.3% (Liquidity Facility BNP Paribas SA) (a)(c)	15,285	15,285
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Merlots B18, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,000	5,000
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(c)	5,500	5,500
New Albany Floyd County Independent School Bldg. Corp. Participating VRDN Series PT 2794, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,000	8,000
Purdue Univ. Rev. Series A, 2.22%, VRDN (a)	300	300
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 2.42%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 2.52% tender 7/6/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 5,400	$ 5,400
Series 1985 L3, 2.52% tender 7/6/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	7,900	7,900
Series 1985 L4, 2.52% tender 7/6/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,985	6,985
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 2.42%, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,065	10,065
		141,140
Iowa - 0.2%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,535	4,535
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 2.35%, LOC Bank of America NA, VRDN (a)	3,500	3,500
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 2.3%, LOC Northern Trust Co., Chicago, VRDN (a)	4,600	4,600
		12,635
Kansas - 1.5%
Kansas Dept. of Trans. Hwy. Rev.:
Participating VRDN Series EGL 00 1601, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000	4,000
Series 2002 B3, 2.23% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (a)	33,600	33,600
Series 2004 C3, 2.26% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	22,875	22,875
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J2, 2.3% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	16,100	16,100
		76,575

	Principal Amount (000s)	Value (000s)
Kentucky - 0.7%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 2.8% tender 7/12/05, LOC Fifth Third Bank, Cincinnati, CP mode	$ 13,400	$ 13,400
Kentucky Property & Bldgs. Commission Revs. Participating VRDN:
Series EGL 04 2, 2.32% (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series Putters 739, 2.32% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	2,865	2,865
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	3,915	3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 2.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	2,450	2,450
Series 1984 B2, 2.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	6,950	6,950
Series 1984 B3, 2.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	6,425	6,425
		39,005
Louisiana - 0.7%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series Merlots 03 A46, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,085	8,085
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series MS 1127, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	15,970	15,970
Series PT 2749, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000	5,000
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series PT 2439, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,300	6,300
		35,355
Maine - 0.4%
Bucksport Solid Waste Disp. Rev. Participating VRDN Series MT 55, 2.35% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	10,560	10,560
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,745	2,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series PT 2336, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 2,175	$ 2,175
Series PT 2487, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,180	2,180
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	3,975	3,975
		21,635
Maryland - 1.7%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.67% tender 7/25/05, LOC Wachovia Bank NA, CP mode	15,740	15,740
Baltimore Rev. Participating VRDN Series SGA 20, 2.32% (Liquidity Facility Societe Generale) (a)(c)	5,500	5,500
Maryland Gen. Oblig. Participating VRDN Series MS 1033, 2.3% (Liquidity Facility Morgan Stanley) (a)(c)	1,855	1,855
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2004 C, 2.45% 7/22/05 (Liquidity Facility Suntrust Bank), CP	12,000	12,000
Series A:
2.75% 8/10/05 (Liquidity Facility Bank of America NA), CP	20,305	20,305
2.8% 9/9/05 (Liquidity Facility Bank of America NA), CP	12,000	12,000
Montgomery County Econ. Dev. Rev. (Riderwood Village, Inc. Proj.) 3.1%, LOC Manufacturers & Traders Trust Co., VRDN (a)	20,000	20,000
		87,400
Massachusetts - 1.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 2581, 2.3% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	65,800	65,800
Massachusetts Gen. Oblig. Participating VRDN:
Series EGL 04 0005, 2.31% (Liquidity Facility Citibank NA) (a)(c)	12,000	12,000
Series EGL 7050062, 2.31% (Liquidity Facility Citibank NA) (a)(c)	16,575	16,575
		94,375

	Principal Amount (000s)	Value (000s)
Michigan - 2.5%
Charlotte Pub. School District Participating VRDN Series Putters 860, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 5,050	$ 5,050
Detroit City School District Participating VRDN:
Series BA 01 P, 2.38% (Liquidity Facility Bank of America NA) (a)(c)	6,075	6,075
Series PT 1579, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,035	13,035
Series PT 2158, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000	1,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series PA 1183, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,025	8,025
Series PT 2595, 2.31% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,525	5,525
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,000	2,000
Series PA 1151, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,145	14,145
Series SG 64, 2.31% (Liquidity Facility Societe Generale) (a)(c)	5,500	5,500
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series TOC 04 G, 2.31% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,000	2,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	13,375	13,375
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series A, 2.32%, LOC U.S. Bank NA, Minnesota, VRDN (a)	870	870
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series AAB 03 35, 2.32% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	10,595	10,595
Series EGL 01 2202, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	8,145	8,145
Series PA 889R, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,795	7,795
Series 4, 2.68% 7/21/05, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	7,330	7,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	$ 9,055	$ 9,055
Michigan Hosp. Fin. Auth. Hosp. Rev. Series C, 2.33%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,900	11,900
		131,420
Minnesota - 1.6%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,650	3,650
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 2.32% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,500	7,500
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series Merlots 00 ZZ, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,280	3,280
Series SGA 121, 2.32% (Liquidity Facility Societe Generale) (a)(c)	3,700	3,700
Series A, 2.7% 8/5/05, LOC WestLB AG, CP	4,000	4,000
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	3,300	3,300
Series MS 01 719, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	6,735	6,735
Series ROC II R4039, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,655	3,655
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.59%, LOC Fannie Mae, VRDN (a)	21,400	21,400
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation/Mayo Med. Ctr. Proj.) Series 2000 A, 2.6% tender 8/5/05, CP mode	17,400	17,400
Roseville Health Care Facilities (Presbyterian Homes Proj.) 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,505	3,505
West Saint Paul Independent School District #197 Participating VRDN Series Putters 602, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,950	3,950
		82,075

	Principal Amount (000s)	Value (000s)
Mississippi - 0.7%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.) Series 1985 G2, 2.83% tender 9/9/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 7,800	$ 7,800
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,100	3,100
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	5,300	5,300
Series MS 905, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	3,325	3,325
Series Putters 138, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	14,380	14,380
Series ROC II R1043, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,420	4,420
		38,325
Missouri - 1.5%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 2.3%, VRDN (a)	8,600	8,600
2.3%, VRDN (a)	4,500	4,500
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,040	7,040
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series SG 157, 2.31% (Liquidity Facility Societe Generale) (a)(c)	14,840	14,840
(De Smet Jesuit High School Proj.) Series 2002, 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,900	5,900
(Saint Louis Univ. Proj.):
Series 1999 B, 2.35% (Liquidity Facility Bank of America NA), VRDN (a)	4,900	4,900
2.35% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	4,120	4,120
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 847, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,195	3,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series B, 2.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 22,150	$ 22,150
Platte County Reorganized School District Participating VRDN Series PT 2180, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,245	5,245
		80,490
Nebraska - 0.4%
Muni. Energy Agcy. Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,370	4,370
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	9,000	9,000
Series MSTC 00 108, 2.28% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,495	9,495
		22,865
Nevada - 1.1%
Clark County Hwy. Impt. Rev. Series 2003 B, 2.7% 8/4/05, CP	5,000	5,000
Clark County School District Participating VRDN:
Series PT 2406, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,500	5,500
Series Putters 745, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,600	3,600
Las Vegas Valley Wtr. District Participating VRDN Series PT 1675, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,930	11,930
Nevada Gen. Oblig. Participating VRDN:
Series PT 2762, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,500	7,500
Series SG 39, 2.31% (Liquidity Facility Societe Generale) (a)(c)	9,160	9,160
Series SGB 31, 2.32% (Liquidity Facility Societe Generale) (a)(c)	7,600	7,600
Washoe County School District Gen. Oblig. Participating VRDN Series Putters 759, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,480	6,480
		56,770

	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Participating VRDN Series PT 1810, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,255	$ 5,255
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods at Exeter Proj.) 2.38%, LOC Fleet Nat'l. Bank, VRDN (a)	3,095	3,095
		8,350
New Jersey - 1.9%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series MT 14, 2.31% (Liquidity Facility BNP Paribas SA) (a)(c)	6,080	6,080
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series ROC II R2102, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,740	4,740
Series ROC II R5033, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,070	2,070
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,165	3,165
Series PT 2105, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	21,660	21,660
Series PT 2843, 2.31% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	14,370	14,370
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PA 646, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,020	5,020
Series PT 1926, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,315	8,315
Series PT 2492, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,995	9,995
Series PT 2494, 2.31% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	15,800	15,800
Series ROC 4040, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,080	7,080
		98,295
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series SGA 89, 2.28% (Liquidity Facility Societe Generale) (a)(c)	6,545	6,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - 6.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 1051, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 11,000	$ 11,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PT 2014, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,185	11,185
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series PA 1040, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000	7,000
Series PT 1103, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	22,495	22,495
Series ROC II R282, 2.31% (Liquidity Facility Citibank NA) (a)(c)	20,155	20,155
New York City Gen. Oblig. Participating VRDN Series ROC II R251, 2.35% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	12,000	12,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 2.32%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	29,500	29,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 35 Class A, 2.31% (Liquidity Facility Citibank NA) (a)(c)	4,950	4,950
Series MS 1025, 2.29% (Liquidity Facility Morgan Stanley) (a)(c)	22,035	22,035
Series PA 960, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,100	7,100
Series Putters 621, 2.31% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	21,150	21,150
Series 6, 2.85% 8/18/05 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	10,200	10,200
New York State Dorm. Auth. Revs. Participating VRDN:
Series FRRI 02 L25J, 2.38% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	20,000	20,000
Series MSDW 00 305, 2.29% (Liquidity Facility Morgan Stanley) (a)(c)	13,670	13,670

	Principal Amount (000s)	Value (000s)
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series FRRI 02 L11, 2.38% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 50,000	$ 50,000
Series MS 01 698, 2.29% (Liquidity Facility Morgan Stanley) (a)(c)	4,896	4,896
Series 2003 3H, 2.18% (Liquidity Facility Bank of New York, New York), VRDN (a)	22,000	22,000
Tobacco Settlement Fing. Corp. Participating VRDN Series PT 875, 2.3% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	4,450	4,450
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series PT 1092, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,045	5,045
Series B, 2.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	55,500	55,500
		354,331
Non State Specific - 0.2%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN:
Series Clipper 05 7, 2.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,600	4,600
Series CTEC 05 26, 2.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	3,360	3,360
		7,960
North Carolina - 2.4%
High Point Combined Enterprise Sys. Rev. Participating VRDN Series MS 998, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	5,488	5,488
Mecklenburg County Ctfs. of Prtn. 2.31% (Liquidity Facility Bank of America NA), VRDN (a)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 2.3%, LOC Wachovia Bank NA, VRDN (a)	9,885	9,885
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,135	6,135
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	6,665	6,665
Series MS 955 D, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	4,400	4,400
Series MT 99, 2.31% (Liquidity Facility BNP Paribas SA) (a)(c)	4,075	4,075
Series PA 693, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,495	6,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Participating VRDN:
Series IXIS 05 1, 2.31% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)	$ 11,790	$ 11,790
Series MSTC 01 125, 2.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,000	1,000
Series PT 2207, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,560	8,560
North Carolina Med. Care Commission Health Care Facilities Rev. (Carolina Meadows, Inc. Proj.) 2.32%, LOC Allied Irish Banks PLC, VRDN (a)	5,000	5,000
North Carolina Med. Care Commission Retirement Facilities Rev. (The Givens Estates Proj.) Series 2003 C, 2.3%, LOC Bank of Scotland, VRDN (a)	9,000	9,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 2.31% (Liquidity Facility BNP Paribas SA) (a)(c)	9,695	9,695
Series ROC II R211, 2.32% (Liquidity Facility Citibank NA) (a)(c)	4,330	4,330
Univ. of North Carolina at Chapel Hill Rev.:
2.55% 8/1/05, CP	15,000	15,000
2.55% 8/5/05, CP	4,400	4,400
Wake County Gen. Oblig. Participating VRDN Series IXIS 05 9, 2.32% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)	2,190	2,190
		124,108
North Dakota - 0.2%
Ward County Health Care Facility Rev. Series 2002 A, 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,850	7,850
Ohio - 2.5%
Cincinnati City School District Participating VRDN Series EGL 04 34, 2.31% (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Columbus City School District Participating VRDN Series TOC 04 H, 2.31% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	8,300	8,300
Columbus Gen. Oblig. Participating VRDN Series IXIS 05 2 Class A, 2.31% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)	10,155	10,155
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 2.33%, LOC Allied Irish Banks PLC, VRDN (a)	10,000	10,000

	Principal Amount (000s)	Value (000s)
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) 2.32%, LOC Key Bank NA, VRDN (a)	$ 4,425	$ 4,425
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Sub Series B1, 2.35%, VRDN (a)	17,500	17,500
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 2.43%, LOC JPMorgan Chase Bank, VRDN (a)	3,300	3,300
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 2.38%, LOC JPMorgan Chase Bank, VRDN (a)	10,830	10,830
Ohio Gen. Oblig. Participating VRDN:
Series PT 1591, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,000	10,000
Series PT 1831, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,005	5,005
Series Putters 389, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,450	7,450
Series Putters 511, 2.32% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	10,380	10,380
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 2.37%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,140	5,140
Series 1999, 2.37%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,100	5,100
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	2,620	2,620
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) Series 1997, 2.37%, LOC Key Bank NA, VRDN (a)	3,340	3,340
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 2.43%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,085	11,085
		130,630
Oklahoma - 1.1%
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 2.35%, LOC KBC Bank NV, VRDN (a)	2,500	2,500
Oklahoma Industries Auth. Rev. Participating VRDN Series Putters 455Z, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 2.31% (AMBAC Insured), VRDN (a)	45,800	45,800
		55,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.8%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series Putters 876, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 5,275	$ 5,275
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN Series Putters 469, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,725	9,725
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 2.26%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	11,500	11,500
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 2.53% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,000	10,000
Tri-City Metropolitan Trans. District Rev. Participating VRDN Series Putters 787, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,250	4,250
		40,750
Pennsylvania - 4.6%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	11,300	11,300
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 2.42%, VRDN (a)	12,400	12,400
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 2.32%, LOC Allied Irish Banks PLC, VRDN (a)	2,845	2,845
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 2.64%, LOC KBC Bank NV, VRDN (a)	4,380	4,380
Harrisburg Auth. Wtr. Rev. Series 2002 B, 2.33% (FSA Insured), VRDN (a)	9,500	9,500
Lackawanna County Gen. Oblig. Series 2004 B, 2.31% (FSA Insured), VRDN (a)	9,285	9,285
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 2.38%, VRDN (a)	14,330	14,330
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 2.35%, LOC Bank of New York, New York, VRDN (a)	5,320	5,320
Manheim Township School District 2.3% (FSA Insured), VRDN (a)	8,000	8,000

	Principal Amount (000s)	Value (000s)
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty Lutheran Svcs. Proj.) 2.29%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 13,845	$ 13,845
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Peco Energy Co. Proj.) Series 1999 A, 2.24%, LOC Wachovia Bank NA, VRDN (a)	14,175	14,175
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 2.35% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	10,000	10,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series EGL 04 43 Class A, 2.31% (Liquidity Facility Citibank NA) (a)(c)	5,750	5,750
Series IXIS 05 8 Class A, 2.31% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)	34,500	34,500
Series MSTC 00 110, 2.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.34% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	10,455	10,455
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 947, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,150	7,150
(Honeysuckle Student Hldgs., Inc. Student Hsg. Proj.) Series A, 2.3%, LOC Allied Irish Banks PLC, VRDN (a)	8,000	8,000
(Student Assoc., Inc. Proj.) Series A, 2.3%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,100	9,100
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 04 29 Class A, 2.31% (Liquidity Facility Citibank NA) (a)(c)	8,430	8,430
Philadelphia Gas Works Rev. Participating VRDN Series Putters 384, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,100	4,100
Philadelphia School District Participating VRDN:
Series Putters 870, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,700	2,700
Series Stars 04 88, 2.31% (Liquidity Facility BNP Paribas SA) (a)(c)	5,470	5,470
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 7050050, 2.31% (Liquidity Facility Citibank NA) (a)(c)	17,605	17,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN: - continued
Series SG 158, 2.31% (Liquidity Facility Societe Generale) (a)(c)	$ 9,195	$ 9,195
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700	3,700
		242,535
Rhode Island - 0.2%
Rhode Island & Providence Plantation Participating VRDN Series MS 01 568, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	9,720	9,720
South Carolina - 0.8%
Greenville County School District Installment Purp. Rev. Participating VRDN Series Stars 131, 2.31% (Liquidity Facility BNP Paribas SA) (a)(c)	7,595	7,595
Richland County School District #1 Participating VRDN Series AAB 03 29, 2.33% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	10,000	10,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 00 4001, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000	2,000
Series EGL 03 44, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	4,200	4,200
Series PT 1846, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,640	8,640
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 2.28% (Liquidity Facility Societe Generale) (a)(c)	8,365	8,365
		40,800
Tennessee - 1.7%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 2.43% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	39,420	39,420
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,935	8,935
Memphis Elec. Sys. Rev. Participating VRDN Series MS 1031, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	3,045	3,045

	Principal Amount (000s)	Value (000s)
Memphis Gen. Oblig. Participating VRDN:
Series IXIS 05 7, 2.31% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(c)	$ 5,760	$ 5,760
Series MS 1018, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	5,639	5,639
Metropolitan Govt. Nashville & Davidson County Participating VRDN Series PT 2732, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000	5,000
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 00 4201, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	8,000	8,000
Series 2004 ECN, 2.81% 8/23/05, CP	12,000	12,000
		87,799
Texas - 19.4%
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000	10,000
Series PT 1699, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,755	2,755
Series SGA 131, 2.32% (Liquidity Facility Societe Generale) (a)(c)	8,605	8,605
2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,720	8,720
Austin Gen. Oblig. Participating VRDN:
Series EGL 00 4305, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	5,955	5,955
Series Putters 720, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,060	4,060
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 2.36% (Liquidity Facility Bank of America NA) (a)(c)	6,575	6,575
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000	5,000
Beaumont Wtrwks. & Swr. Sys. Participating VRDN Series Putters 859, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,535	5,535
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 2.38%, LOC JPMorgan Chase Bank, VRDN (a)	4,200	4,200
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series MS 1023, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	14,125	14,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Boerne Independent School District Participating VRDN Series DB 118, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(c)	$ 10,130	$ 10,130
Canadian River Muni. Wtr. Auth. Participating VRDN Series ROC II R 2204, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,645	8,645
Canutillo Independent School District Participating VRDN Series PT 1936, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,840	4,840
Collin County Gen. Oblig. Participating VRDN Series Putters 764, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,330	7,330
Comal Independent School District Participating VRDN Series PT 1676, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,970	5,970
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN:
Series EGL 01 4310, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	6,290	6,290
Series ROC II R3014, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,180	5,180
Series 2001, 2.9% 11/2/05 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	4,800	4,800
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,570	6,570
Dallas Independent School District Participating VRDN Series EGL 7050034, Class A, 2.32% (Liquidity Facility Citibank NA) (a)(c)	5,300	5,300
Dickinson Independent School District Participating VRDN Series DB 152, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(c)	6,295	6,295
Eanes Independent School District Participating VRDN Series PT 1681, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,465	3,465
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 2.32% (Liquidity Facility Societe Generale) (a)(c)	2,485	2,485
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 2.32% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	13,105	13,105

	Principal Amount (000s)	Value (000s)
Series PT 1905, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,100	$ 4,100
Frisco Independent School District Participating VRDN Series Putters 476, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Harlandale Independent School District Participating VRDN Series SGA 100, 2.32% (Liquidity Facility Societe Generale) (a)(c)	7,480	7,480
Harris County Flood District Cont. Ctfs. of Prtn. Series F, 2.56% 8/1/05, LOC Landesbank Hessen-Thuringen, CP	5,000	5,000
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 01 4305, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	4,500	4,500
Series EGL 02 6012, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000	4,000
Series PA 02 1095, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,185	11,185
Series Putters 545, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,690	4,690
Series Putters 646, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,220	4,220
Series Putters 691, 2.32% (Liquidity Facility Dresdner Bank AG) (a)(c)	11,470	11,470
Series Putters 767, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,600	5,600
Series 1998 C, 2.8% 8/24/05, CP	4,300	4,300
Series D1, 2.8% 8/24/05, CP	2,140	2,140
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Dominic Village Proj.) Series 2000, 2.38%, LOC JPMorgan Chase Bank, VRDN (a)	4,805	4,805
(Saint Luke's Episcopal Hosp. Proj.) Series B, 2.3% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	36,088	36,088
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 2.3% (MBIA Insured), VRDN (a)	11,100	11,100
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	8,910	8,910
Series MS 845, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	3,010	3,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev. Participating VRDN: - continued
Series SG 03 161, 2.32% (Liquidity Facility Societe Generale) (a)(c)	$ 3,900	$ 3,900
Houston Gen. Oblig. Participating VRDN:
Series EGL 04 23 Class A, 2.32% (Liquidity Facility Citibank NA) (a)(c)	4,950	4,950
Series PT 2214, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	21,380	21,380
Series PT 969, 2.31% (Liquidity Facility DEPFA BANK PLC) (a)(c)	18,835	18,835
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	7,500	7,500
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of Texas Guaranteed) (a)	18,500	18,500
2.35% (Permanent School Fund of Texas Guaranteed), VRDN (a)	40,000	40,000
Houston Util. Sys. Rev. Participating VRDN:
Series Putters 669, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,485	6,485
Series Putters 906, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 2.36% (Liquidity Facility Bank of America NA) (a)(c)	6,525	6,525
Series Merlots C20, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,270	3,270
Series MSTC 01 111, 2.28% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,000	6,000
Series SG 120, 2.31% (Liquidity Facility Societe Generale) (a)(c)	7,705	7,705
Keller Independent School District Participating VRDN Series PT 2280, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,360	6,360
Klein Independent School District Participating VRDN:
Series Merlots 05 C2, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,170	4,170
Series PT 2482, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,850	6,850

	Principal Amount (000s)	Value (000s)
Leander Independent School District Participating VRDN:
Series PT 2405, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,305	$ 5,305
Series Putters 507, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275	7,275
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 00 4302, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	5,880	5,880
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,885	1,885
Lufkin Health Facilities Dev. Corp. Health Sys. Rev. (Memorial Health Sys. of East Texas Proj.) 2.3%, LOC Wachovia Bank NA, VRDN (a)	3,600	3,600
Mansfield Independent School District Participating VRDN Series PA 1174, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,080	10,080
Mesquite Independent School District Participating VRDN Series PT 2192, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,280	6,280
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 2.32% (Liquidity Facility Societe Generale) (a)(c)	6,000	6,000
North East Texas Independent School District Participating VRDN:
Series PT 1249, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	18,340	18,340
Series Putters 393, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,465	6,465
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 2.31% (Liquidity Facility Societe Generale) (a)(c)	26,100	26,100
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	2,085	2,085
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 2.28% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	12,100	12,100
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series PT 1977, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,315	7,315
Series Putters 769, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,385	5,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Series SG 105, 2.31% (Liquidity Facility Societe Generale) (a)(c)	$ 44,800	$ 44,800
Series Stars 112, 2.31% (Liquidity Facility BNP Paribas SA) (a)(c)	15,030	15,030
Series A:
2.75% 8/11/05, CP	7,000	7,000
2.76% 7/21/05, CP	12,500	12,500
2.43% (Liquidity Facility Bank of America NA), VRDN (a)	54,900	54,900
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 2.31% (Liquidity Facility Societe Generale) (a)(c)	6,250	6,250
San Antonio Independent School District:
Bonds Series AAB 01 28, 2.33%, tender 7/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	3,400	3,400
Participating VRDN:
Series PT 1600, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,140	12,140
Series ROC II R268, 2.32% (Liquidity Facility Citibank NA) (a)(c)	4,495	4,495
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series Merlots 00 VV, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,300	2,300
Series MSTC 01 132, 2.28% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,600	1,600
Series 2001 A, 2.9% 11/2/05 (Liquidity Facility Bank of America NA), CP	12,600	12,600
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 2.32% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,995	9,995
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	5,900	5,900
Series PT 2653, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,085	11,085
Temple Independent School District Participating VRDN Series DB 136, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(c)	8,240	8,240

	Principal Amount (000s)	Value (000s)
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 4,965	$ 4,965
Texas Gen. Oblig.:
Participating VRDN:
Series MS 1147, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	3,335	3,335
Series SGB 58, 2.32% (Liquidity Facility Societe Generale) (a)(c)	5,800	5,800
TRAN 3% 8/31/05	123,600	123,793
Texas Pub. Fin. Auth. Rev. Series 2003, 2.85% 8/16/05, CP	7,200	7,200
The Colony Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2369, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,445	7,445
Travis County Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 677, 2.33% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	4,995	4,995
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 2.31% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	5,220	5,220
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 2.32% (Liquidity Facility Societe Generale) (a)(c)	3,000	3,000
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series MS 98 97, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	5,120	5,120
Series PT 1698, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	495	495
Series Putters 584, 2.31% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Series Putters 592, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,460	7,460
Series 2002 A:
2.45% 7/8/05 (Liquidity Facility Utmico), CP	7,000	7,000
2.5% 8/10/05 (Liquidity Facility Utmico), CP	7,000	7,000
Waco Gen. Oblig. Participating VRDN Series PT 2098, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,440	5,440
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series SGA 148, 2.32% (Liquidity Facility Societe Generale) (a)(c)	4,000	4,000
		1,014,056
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.7%
Central Utah Wtr. Conservatory District Participating VRDN Series PT 2420, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,315	$ 5,315
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series 1985 F, 2.9% tender 11/2/05 (AMBAC Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	13,800	13,800
Salt Lake City Sales Tax Rev. 2.43% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	16,050	16,050
		35,165
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Bonds (Middlebury College Proj.) 2.91%, tender 5/1/06 (a)	5,350	5,350
Vermont Hsg. Fin. Agcy. Student Hsg. Fin. Agcy. (West Block Univ. of Vermont Apts. Proj.) Series 2004 A, 2.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	12,075	12,075
		17,425
Virginia - 1.3%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 2.37% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	4,300	4,300
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,910	3,910
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1987, 2.9% tender 8/10/05, CP mode	1,600	1,600
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apartments Proj.) 2.3%, LOC Bank of America NA, VRDN (a)	4,300	4,300
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 2.43%, VRDN (a)	200	200
Univ. of Virginia Univ. Revs. Participating VRDN Series MS 856, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	3,000	3,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 2.28% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	11,495	11,495
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	4,945	4,945
Series Putters 134, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	14,350	14,350

	Principal Amount (000s)	Value (000s)
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	$ 3,750	$ 3,750
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	16,920	16,920
		68,770
Washington - 5.6%
Clark County Gen. Oblig. Participating VRDN Series Putters 541, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,980	3,980
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,135	5,135
Energy Northwest Elec. Rev. Participating VRDN:
Series PA 825, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,245	6,245
Series PT 1978, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,595	6,595
Series PT 2236, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,665	10,665
Series Putters 256, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,545	4,545
Series ROC II R4524, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,070	5,070
Everett Gen. Oblig. 2.35%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PA 952, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,495	10,495
King & Snohomish Counties School District #417 Northshore Participating VRDN Series PT 1789, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,445	5,445
King County Gen. Oblig. Participating VRDN:
Series PT 2170, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,035	8,035
Series Putters 848, 2.32% (Liquidity Facility Dresdner Bank AG) (a)(c)	6,850	6,850
Series ROC II R5036, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,820	1,820
King County Pub. Hosp. District #2 Participating VRDN Series PT 2469, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,930	7,930
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 2.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 1,800	$ 1,800
Port of Seattle Rev. Series 2001 A1:
2.51% 8/10/05, LOC Bank of America NA, CP	9,330	9,330
2.7% 8/5/05, LOC Bank of America NA, CP	5,700	5,700
Port of Tacoma Rev. Participating VRDN Series PT 2164, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,940	7,940
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1604, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,785	8,785
Seattle Drain & Wastewtr. Util. Rev. Participating VRDN Series SG 00 135, 2.31% (Liquidity Facility Societe Generale) (a)(c)	19,885	19,885
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 85, 2.28% (Liquidity Facility Societe Generale) (a)(c)	16,600	16,600
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 2.35%, LOC Bank of America NA, VRDN (a)	3,100	3,100
Spokane County School District #81 Participating VRDN Series ROC II R4000, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,570	3,570
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 2.32%, LOC Bank of America NA, VRDN (a)	10,430	10,430
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4703, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	14,140	14,140
Series EGL 00 4704, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	3,065	3,065
Series EGL 00 4705, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	8,235	8,235
Series EGL 96 4701, 2.32% (Liquidity Facility Citibank NA, New York) (a)(c)	14,015	14,015
Series MS 00 388, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	12,145	12,145

	Principal Amount (000s)	Value (000s)
Series PT 1942, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 9,510	$ 9,510
Series PT 2559, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,755	6,755
Series PT 2563, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,465	9,465
Series PT 2733, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000	7,000
Series PT 2735, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,000	10,000
Series Putters 744, 2.32% (Liquidity Facility Dresdner Bank AG) (a)(c)	9,140	9,140
Series Putters 749, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400	4,400
Series RobIns 6, 2.37% (Liquidity Facility Bank of New York, New York) (a)(c)	13,095	13,095
		293,515
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 2.48%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,100	4,100
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 2.48%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,870	4,870
West Virginia Gen. Oblig. Participating VRDN Series MSTC 00 12, 2.33% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	6,000	6,000
		14,970
Wisconsin - 0.8%
Green Bay Wtr. Sys. Rev. Participating VRDN Series PT 2396, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,765	5,765
Manitowoc Elec. Rev. Participating VRDN Series DB 110, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(c)	14,390	14,390
Milwaukee County Gen. Oblig. RAN Series M5, 4% 9/1/05	6,400	6,413
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series RobIns 03 A, 2.34% (Liquidity Facility Bank of New York, New York) (a)(c)	7,482	7,482
(Riverview Hosp. Assoc. Proj.) Series 2001, 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,700	7,700
		41,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 2.53%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	$ 7,400	$ 7,400
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,199,871)		5,199,871
NET OTHER ASSETS - 0.3%		16,344
NET ASSETS - 100%		$ 5,216,215
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,400,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility Landesbank Hessen-Thuringen)	6/17/05	$ 11,300
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 3,100
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,199,871,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2005

1.803305.101

TO-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 93.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 93.8%
7/7/05	2.79%	$ 36,527	$ 36,510
7/14/05	2.71	9,790	9,780
7/14/05	2.73	1,057	1,056
7/14/05	2.75	21,878	21,856
7/14/05	2.87	46,269	46,217
7/15/05	3.19	125,000	124,845
7/21/05	2.72	4,064	4,058
7/21/05	2.74	14,562	14,540
7/21/05	2.79	178,000	177,728
7/21/05	2.90	32,243	32,191
7/28/05	2.66	63,000	62,875
7/28/05	2.79	35,000	34,927
7/28/05	2.92	88,000	87,808
8/11/05	2.74	10,000	9,969
8/11/05	2.84	20,718	20,651
8/18/05	2.80	40,000	39,851
8/18/05	2.83	70,000	69,738
8/18/05	2.84	60,000	59,774
8/25/05	2.90	20,000	19,912
8/25/05	2.91	45,000	44,802
8/25/05	2.92	30,000	29,867
9/1/05	2.95	30,000	29,849
9/1/05	2.96	70,000	69,646
9/8/05	2.99	50,000	49,716
9/15/05	3.00	81,000	80,491
11/17/05	3.10	20,000	19,764
TOTAL INVESTMENT PORTFOLIO - 93.8% (Cost $1,198,421)			1,198,421
NET OTHER ASSETS - 6.2%			78,775
NET ASSETS - 100%			$ 1,277,196
Income Tax Information
At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,198,421,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2005

1.803306.101

TRP-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 1.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 1.2%
8/11/05	2.74%	$ 95,000	$ 94,708
Repurchase Agreements - 99.0%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 6/30/05 due 7/1/05 At:
2.9% (a)		$ 7,401,064	7,400,468
2.91% (a)		504,413	504,372
2.94% (a)		325,027	325,000
TOTAL REPURCHASE AGREEMENTS			8,229,840
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $8,324,548)			8,324,548
NET OTHER ASSETS - (0.2)%			(12,695)
NET ASSETS - 100%			$ 8,311,853
(a) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$7,400,468 due 7/1/05 at 2.9%
Barclays Capital Inc.	$ 513,021
Bear Stearns & Co. Inc.	1,578,528
BNP Paribas Securities Corp.	1,457,312
Deutsche Bank Securities Inc.	232,833
Goldman Sachs & Co.	485,397
Lehman Brothers Inc..	591,948
Merrill Lynch Government Securities, Inc.	1,093,130
Morgan Stanley & Co. Incorporated.	264,403
UBS Securities LLC	1,183,896
$ 7,400,468
$504,372 due 7/1/05 at 2.91%
Banc of America Securities LLC.	$ 71,468
Barclays Capital Inc.	165,805
State Street Bank and Trust Company	49,837
UBS Securities LLC	217,262
$ 504,372
$325,000 due 7/1/05 at 2.94%
Barclays Capital Inc.	$ 60,000
Deutsche Bank Securities Inc.	105,000
Morgan Stanley & Co. Incorporated.	160,000
$ 325,000
Income Tax Information
At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $8,324,548,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colchester Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 18, 2005